Property, Plant and Equipment - Summary of Movements of Property, Plant and Equipment (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	¥ 451,115		¥ 454,631
End of year	416,596	$ 64,030	451,115
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	1,046,539		1,022,907
Additions	42,648		71,836
Transfer from CIP			0
Transfer to other assets	(4,376)		(4,046)
Disposals	(66,364)		(44,158)
End of year	1,018,447		1,046,539
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(595,424)		(568,276)
Charge for the year	(67,272)		(67,750)
Disposals	60,845		40,602
End of year	(601,851)		(595,424)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	37,966		36,357
End of year	39,363		37,966
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	67,140		62,969
Additions	129		57
Transfer from CIP	4,219		4,211
Transfer to other assets			0
Disposals	(411)		(97)
End of year	71,077		67,140
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(29,174)		(26,612)
Charge for the year	(2,765)		(2,621)
Disposals	225		59
End of year	(31,714)		(29,174)
Tele - communications equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	327,980		313,751
End of year	319,293		327,980
Tele - communications equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	876,452		838,995
Additions	293		748
Transfer from CIP	58,535		79,808
Transfer to other assets			0
Disposals	(64,588)		(43,099)
End of year	870,692		876,452
Tele - communications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(548,472)		(525,244)
Charge for the year	(62,311)		(62,932)
Disposals	59,384		39,704
End of year	(551,399)		(548,472)
Office furniture, fixtures, motor vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	5,021		5,405
End of year	4,726		5,021
Office furniture, fixtures, motor vehicles and other equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	20,007		19,464
Additions	426		427
Transfer from CIP	783		748
Transfer to other assets			0
Disposals	(1,046)		(632)
End of year	20,170		20,007
Office furniture, fixtures, motor vehicles and other equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(14,986)		(14,059)
Charge for the year	(1,386)		(1,516)
Disposals	928		589
End of year	(15,444)		(14,986)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	1,348		1,622
End of year	1,101		1,348
Leasehold improvements [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	4,035		3,878
Additions	290		186
Transfer from CIP	284		301
Transfer to other assets			0
Disposals	(319)		(330)
End of year	4,290		4,035
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(2,687)		(2,256)
Charge for the year	(810)		(681)
Disposals	308		250
End of year	(3,189)		(2,687)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	78,800		97,496
End of year	52,113		78,800
Construction-in-progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	78,905		97,601
Additions	41,510		70,418
Transfer from CIP	(63,821)		(85,068)
Transfer to other assets	(4,376)		(4,046)
Disposals			0
End of year	52,218		78,905
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning of year	(105)		(105)
Charge for the year			0
Disposals			0
End of year	¥ (105)		¥ (105)